Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Unrecognized Tax Benefits

The movements of unrecognized tax benefits are as follows:

RMB
Balance as of January 1, 2023	32,142
Change in unrecognized tax benefits	—
Decrease in tax positions	(2,279)
Balance as of December 31, 2023	29,863
Change in unrecognized tax benefits	—
Decrease in tax positions	(4,162)
Balance as of December 31, 2024	25,701
Decrease in tax positions	—
Balance as of December 31, 2025	25,701

Schedule of Income Tax Expenses

Income tax expenses are comprised of the following:

	Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current tax expense	44,634	5,421	20,539
Deferred tax expense (benefit)	14,572	86,533	(16,519)
Income tax expense	59,206	91,954	4,020

Schedule of Deferred Income Tax Assets and Liabilities

The principal components of the deferred income tax assets and liabilities are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets:
Operating loss carryforward	78,810	357,343
Intangible assets, net	1,220	427
Less: valuation allowances	(70,054)	(348,868)
Total	9,976	8,902
Deferred tax liabilities:
Fair value adjustments in relation to short-term investments	101,642	91,066
Estimated profit arising from future renewal commissions	87,743	69,422
PRC dividend withholding taxes	26,730	26,730
Total	216,115	187,218

Schedule of Effective Income Tax Rate Reconciliation

Reconciliation between the provision for income taxes computed by applying the PRC enterprise income rate of 25% to net income before income taxes and income of affiliates, and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2023		2024		2025
	RMB	%	RMB	%	RMB	%
Income (loss) from continuing operations before income taxes, share of income (loss) of affiliates, net	348,767		401,308		(2,273,246)
Computed income tax expense at PRC EIT tax rate	87,192	25.0%	100,327	25.0%	(568,312)	25.0%
Expenses not deductible for tax purposes:
—Entertainment	2,417	0.7%	703	0.2%	793	(0.0)%
—Impairment on goodwill	—	—	93,537	23.3%	—	—
—Provision for expected credit losses on financial assets (i)	—	—	11,718	2.9%	543,537	(23.9)%
—Other	340	0.1%	1,434	0.4%	—	—
Effect of tax holidays on concessionary rates granted to PRC entities	(9,956)	(2.9)%	(507)	(0.1)%	—	—
Effect of different tax rates of subsidiaries operating in other jurisdictions	4,110	1.2%	(135,440)	(33.7)%	16,764	(0.7)%
Change in valuation allowance	2,713	0.8%	15,645	3.9%	28,622	(1.3)%
Utilized of deferred income tax for dividend distribution	—	—	(2,500)	(0.6)%	—	—
Effect of non-taxable (income) loss (ii)	(25,709)	(7.4)%	29,969	7.5%	—	—
Unrecognized tax benefits arising from certain transfer pricing arrangements	(2,279)	(0.7)%	(4,162)	(1.0)%	—	—
Deferred income tax reverse	—	—	(18,800)	(4.7)%	(16,799)	0.7%
Other	378	0.1%	30	0.0%	(585)	0.0%
Income tax expense	59,206	17.0%	91,954	22.9%	4,020	(0.2)%

(1)	Provision for expected credit losses on financial assets for the year ended December 31,2025 is primarily relating to the expected credit losses of loan receivables,

(ii)	The effect of non-taxable income for the year ended December 31, 2023 is primarily relating to the non-taxable gains from changes in fair value of equity interests held by the Group. The effect of non-taxable loss for the year ended December 31, 2024 is primarily relating to the non-taxable loss from changes in fair value of equity interests held by the Group.